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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         IBBOTSON ASSOCIATES, INC.
                 -------------------------------
   Address:      22 WEST WASHINGTON STREET
                 -------------------------------
                 CHICAGO, IL 60602
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ANGELA HERMAN
         -------------------------------
Title:   COMPLIANCE SPECIALIST
         -------------------------------
Phone:   (312) 696-6311
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ ANGELA HERMAN               CHICAGO, IL      FEBRUARY 13, 2013
   -------------------------------    -----------------   -----------------
            [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total: 23
                                        --------------------

Form 13F Information Table Value Total: $115,711
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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Form 13F Information Table

                                                         Value    Share   Share/   Put/ Investment   Other    Voting Authority
Name of Issuer                Title of Class  CUSIP     (x$1000)  Amount Principal Call Discretion Managers  Sole  Shared  None
BARCLAYS BK PLC              DJUBS CMDT ETN36 06738C778 $  1,092  26,363    SH             Sole       26363
ISHARES TR                   BARCLYS TIPS BD  464287176 $  1,224  10,089    SH             Sole       10089
ISHARES TR                   CORE S&P500 ETF  464287200 $ 28,410 193,756    SH             Sole      193756
ISHARES TR                   MSCI EAFE INDEX  464287465 $ 20,167 349,248    SH             Sole      349248
ISHARES TR                   RUSSELL MCP VL   464287473 $    213   4,137    SH             Sole        4137
ISHARES TR                   JPMORGAN USD     464288281 $  1,553  12,611    SH             Sole       12611
ISHARES TR                   S&P DEV EX-US    464288422 $  1,677  45,610    SH             Sole       45610
POWERSHARES ETF TRUST        GBL LSTD PVT EQT 73935X195 $  1,209 118,114    SH             Sole      118114
SPDR SERIES TRUST            BRC HGH YLD BD   78464A417 $  2,988  72,821    SH             Sole       72821
SPDR SERIES TRUST            BRCLYS INTL ETF  78464A516 $  1,301  21,390    SH             Sole       21390
VANGUARD BD INDEX FD INC     SHORT TRM BOND   921937827 $  4,347  53,681    SH             Sole       53681
VANGUARD BD INDEX FD INC     TOTAL BND MRKT   921937835 $ 21,627 257,768    SH             Sole      257768
VANGUARD TAX MANAGED INTL FD MSCI EAFE ETF    921943858 $    820  22,889    SH             Sole       22889
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858 $    282   6,198    SH             Sole        6198
VANGUARD INDEX FDS           MCAP VL IDXVIP   922908512 $  1,214  20,169    SH             Sole       20169
VANGUARD INDEX FDS           MCAP GR IDXVIP   922908538 $    277   3,944    SH             Sole        3944
VANGUARD INDEX FDS           REIT ETF         922908553 $  1,398  20,978    SH             Sole       20978
VANGUARD INDEX FDS           SML CP GRW ETF   922908595 $    584   6,391    SH             Sole        6391
VANGUARD INDEX FDS           SM CP VAL ETF    922908611 $    924  12,360    SH             Sole       12360
VANGUARD INDEX FDS           MID CAP ETF      922908629 $  9,753 115,682    SH             Sole      115682
VANGUARD INDEX FDS           GROWTH ETF       922908736 $  3,734  51,126    SH             Sole       51126
VANGUARD INDEX FDS           VALUE ETF        922908744 $  4,268  70,832    SH             Sole       70832
VANGUARD INDEX FDS           SMALL CP ETF     922908751 $  6,649  79,929    SH             Sole       79929